Net Income per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net income attributable to Weibo	$ 571,823	$ 352,590	$ 108,027
Denominator:
Weighted average ordinary shares outstanding (in shares)	223,751,000	220,555,000	214,745,000
Basic net income per share attributable to Weibo (in dollars per share)	$ 2.56	$ 1.60	$ 0.50
Numerator:
Net income attributable to Weibo	$ 571,823	$ 352,590	$ 108,027
Add: Effect on interest expenses and amortized issuance cost of convertible debt	15,390
Net income attributable for calculating diluted net income per share	$ 587,213	$ 352,590	$ 108,027
Denominator:
Weighted average ordinary shares outstanding (in shares)	223,751,000	220,555,000	214,745,000
Weighted average ordinary shares equivalents:
Shares used in computing diluted net income per share attributable to Weibo (in shares)	232,683,000	225,363,000	222,859,000
Diluted net income per share attributable to Weibo (in dollars per share)	$ 2.52	$ 1.56	$ 0.48
Options and RSUs
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income per share	60,000	0	30,000
Weighted average ordinary shares equivalents:
Effects of dilutive securities (in shares)	2,200,000	4,800,000	8,100,000
Stock options
Weighted average ordinary shares equivalents:
Effects of dilutive securities (in shares)	283,000	1,213,000	4,334,000
Restricted share units
Weighted average ordinary shares equivalents:
Effects of dilutive securities (in shares)	1,896,000	3,595,000	3,780,000
2022 Notes
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income per share		1,200,000
Weighted average ordinary shares equivalents:
Effects of dilutive securities for convertible debt (in shares)	6,753,000